STATEMENT OF COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
STATEMENT OF COMPREHENSIVE INCOME
PROFIT (LOSS) FOR THE PERIOD	R$ 2,974,510	R$ (2,858,626)	R$ 1,040,689
Other comprehensive income to be reclassified to income statement in subsequent years:
Conversion of financial statements of controlled companies abroad	(2,738,295)	(2,962,142)	(148,696)
Exchange rate effect on the conversion from hyperinflationary economy	227,027	24,956	218,227
Earnings (losses) from cash flow hedge operations	746,648	(790,479)	(210,150)
Tax effects on earnings (losses) from cash flow hedge operations	(251,950)	270,035	72,939
Other comprehensive income (loss) not reclassified for the income (loss) of the periods in subsequent periods:
Actuarial gain (loss)	(23,204)	21,764	459,875
Tax effects on (losses) earnings from actuarial	9,582	(61,965)	(106,979)
Comprehensive income (loss) for the periods, net of tax effects	944,318	(6,356,457)	1,325,905
ATTRIBUTABLE TO
The Company's shareholders	945,541	(6,353,752)	1,327,531
Noncontrolling shareholders	(1,223)	(2,705)	(1,626)
Comprehensive income (loss) for the periods, net of tax effects	R$ 944,318	R$ (6,356,457)	R$ 1,325,905